Deferred Policy Acquisition Costs and Value of Business Acquired	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired
5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2013	$3,221.6	$434.7	$3,656.3
Deferrals of commissions and expenses	300.0	10.2	310.2
Amortization:
Amortization	(507.6)	(53.2)	(560.8)
Interest accrued(1)	173.6	67.6	241.2

Net amortization included in Condensed Consolidated Statements of Operations	(334.0)	14.4	(319.6)
Change in unrealized capital gains/losses on available-for-sale securities	1,061.5	556.6	1,618.1

Balance at September 30, 2013	$4,249.1	$1,015.9	$5,265.0

	DAC	VOBA	Total
Balance at January 1, 2012	$3,666.9	$685.4	$4,352.3
Deferrals of commissions and expenses	458.6	13.1	471.7
Amortization:
Amortization	(619.6)	(161.5)	(781.1)
Interest accrued(1)	172.9	68.3	241.2

Net amortization included in Condensed Consolidated Statements of Operations	(446.7)	(93.2)	(539.9)
Change in unrealized capital gains/losses on available-for-sale securities	(461.5)	(198.8)	(660.3)

Balance at September 30, 2012	$3,217.3	$406.5	$3,623.8

(1)

Interest accrued at the following rates for DAC: 1.0% to 7.4% during 2013 and 1.5% to 7.4% during 2012. Interest accrued at the following rates for VOBA: 3.0% to 7.5% during 2013 and 2.0% to 7.4% during 2012.

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) was as follows for the years ended December 31, 2012, 2011 and 2010:

	DAC	VOBA	Total
Balance at January 1, 2010	$4,544.7	$1,623.1	$6,167.8
Deferrals of commissions and expenses	630.2	28.7	658.9
Amortization:
Amortization(1)	(932.8)	(155.6)	(1,088.4)
Interest accrued(2)	238.3	103.5	341.8

Net amortization included in Consolidated Statements of Operations	(694.5)	(52.1)	(746.6)
Change in unrealized capital gains/losses on available-for-sale securities	(669.0)	(372.0)	(1,041.0)
Group reinsurance divestment	(0.8)	—	(0.8)

Balance at December 31, 2010	3,810.6	1,227.7	5,038.3

Deferrals of commissions and expenses	633.6	18.7	652.3
Amortization:
Amortization	(459.5)	(265.8)	(725.3)
Interest accrued(2)	238.2	100.1	338.3

Net amortization included in Consolidated Statements of Operations	(221.3)	(165.7)	(387.0)
Change in unrealized capital gains/losses on available-for-sale securities	(556.0)	(395.3)	(951.3)

Balance at December 31, 2011	3,666.9	685.4	4,352.3

Deferrals of commissions and expenses	590.3	17.3	607.6
Amortization:
Amortization	(846.4)	(210.3)	(1,056.7)
Interest accrued(2)	243.6	90.8	334.4

Net amortization included in Consolidated Statements of Operations	(602.8)	(119.5)	(722.3)
Change in unrealized capital gains/losses on available-for-sale securities	(432.8)	(148.5)	(581.3)

Balance at December 31, 2012	$3,221.6	$434.7	$3,656.3

(1)	For 2010, includes loss recognition events for DAC and VOBA of $149.5 and $9.1, respectively.
(2)

Interest accrued at the following rates for DAC: 1.5% to 7.4% during 2012, 2.0% to 8.0% during 2011, and 3.0% to 8.0% during 2010. Interest accrued at the following rates for VOBA: 2.0% to 7.4% during 2012, 3.0% to 7.0% during 2011, and 3.0% to 7.0% during 2010.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2013	$113.1
2014	88.4
2015	80.7
2016	72.9
2017	63.6